Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2020
Prepaid expenses and other current assets
Prepaid expenses and other current assets

10.  Prepaid expenses and other current assets

An analysis of prepaid expenses and other current assets at December 31, 2020 and 2019 is as follows:

	2020		2019
Flight credits	Ps.	389,927	Ps.	—
Advances to suppliers		163,044		283,340
Sales commission to travel agencies (Note 1d)		151,342		84,239
Other prepaid expenses		81,803		115,054
Prepaid insurance		64,309		88,941
Advances to components suppliers		—		209,557
	Ps.	850,425	Ps.	781,131